PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

CRA SHARES

SUPPLEMENT DATED FEBRUARY 7, 2011 TO PROSPECTUS DATED OCTOBER 1, 2010

The second sentence  under the section “EXCHANGE OF SECURITIES” on page 16 of the Prospectus is replaced with the following:

The Fund will issue its CRA Shares only in exchange for securities that are determined by the Advisor to be appropriate, in type and amount, for investment by the Fund in light of the Fund’s investment objective and policies and current holdings.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

RETAIL SHARES

SUPPLEMENT DATED FEBRUARY 7, 2011 TO PROSPECTUS DATED OCTOBER 1, 2010

The second sentence  under the section “EXCHANGE OF SECURITIES” on page 16 of the Prospectus is replaced with the following:

The Fund will issue its Retail Shares only in exchange for securities that are determined by the Advisor to be appropriate, in type and amount, for investment by the Fund in light of the Fund’s investment objective and policies and current holdings.

Please retain this Supplement with your Prospectus for future reference.

PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

INSTITUTIONAL SHARES

SUPPLEMENT DATED FEBRUARY 7, 2011 TO PROSPECTUS DATED OCTOBER 1, 2010

The second sentence  under the section “EXCHANGE OF SECURITIES” on page 15 of the Prospectus is replaced with the following:

The Fund will issue its Institutional Shares only in exchange for securities that are determined by the Advisor to be appropriate, in type and amount, for investment by the Fund in light of the Fund’s investment objective and policies and current holdings.

Please retain this Supplement with your Prospectus for future reference.